Common stock and Stock-Based Compensation -Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock and StockBased Compensation [Line Items]
Stockholders' Equity, Reverse Stock Split	ten-for-one
Common Stock, Shares Authorized		175,095,000		175,095,000		175,095,000	175,095,000
Common Stock, Shares, Issued		17,482,174		17,482,174		17,454,353	6,143,294
Common Stock, Shares, Outstanding		17,482,174		17,482,174		17,454,353	6,143,294
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		16,330,351		16,330,351		16,437,980
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		4,799,856		4,799,856		4,916,829
Common Stock, Capital Shares Reserved for Future Issuance		74,681,899		74,681,899		75,514,616	20,943,726
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 237,000
Share Price						$ 0.25	$ 10.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value						$ 800	$ 1,000
Unrecognized Compensation Expense		$ 2,400,000		$ 2,400,000		$ 3,400,000
Share Based Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions WeightedAverage Period				1 year 10 months 24 days		2 years 7 months 6 days
Share-Based Payment Arrangement, Noncash Expense		$ 360,000	$ 286,000	$ 1,042,000	$ 450,000	$ 2,483,000	$ 1,245,000
Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,036,487		1,036,487		839,706	1,461,660
Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Unrecognized Compensation Expense		$ 4,400,000		$ 4,400,000		$ 3,600,000
Share-Based Payment Arrangement, Noncash Expense				$ 0		$ 0
Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period						6,000,000
Incentive Stock Options [Member]
Common stock and StockBased Compensation [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date				10.00%		10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date				110.00%		110.00%
Two Thousand Eleven Amended Plan [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms						The Amended
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares						4,916,829	137,909	73,386
Two Thousand Eleven Amended Plan [Member] | Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,036,487		1,036,487		839,706
Two Thousand Eleven Amended Plan [Member] | Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		4,799,856		4,799,856		4,916,829
Two Thousand Eleven Amended Plan [Member] | Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		16,330,351		16,330,351		16,437,980
Modification Of vesting Terms [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Payment Arrangement, Noncash Expense						$ 1,700